Eldridge AAA CLO ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 96.2%(a)	Par	Value
Bermuda - 0.8%
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, 5.75% (3 mo. Term SOFR + 1.48%), 04/20/2037 (b)	1,250,000	$1,253,049

Cayman Islands – 75.9%(c)
AGL CLO 12 Ltd., Series 2021-12A, Class A1, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2034 (b)	800,000	802,330
AGL CLO 33 Ltd., Series 2024-33A, Class A1, 5.62% (3 mo. Term SOFR + 1.35%), 07/21/2037 (b)	2,565,000	2,567,339
Aimco CLO 10 Ltd., Series 2019-10A, Class ARR, 5.68% (3 mo. Term SOFR + 1.41%), 07/22/2037 (b)	900,000	900,293
Apidos CLO XXXVII Ltd., Series 2021-37A, Class A, 5.66% (3 mo. Term SOFR + 1.39%), 10/22/2034 (b)	1,500,000	1,503,949
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.42% (3 mo. Term SOFR + 1.18%), 03/31/2038 (b)	4,000,000	3,999,908
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, 5.53% (3 mo. Term SOFR + 1.25%), 01/25/2038 (b)	2,000,000	2,001,140
Ares LXI CLO Ltd., Series 2021-61A, Class A1R, 5.80% (3 mo. Term SOFR + 1.53%), 04/20/2037 (b)	1,500,000	1,503,798
Ares XLI CLO Ltd., Series 2016-41A, Class AR2, 5.59% (3 mo. Term SOFR + 1.33%), 04/15/2034 (b)	900,000	900,640
Bain Capital Credit CLO 2017-2 Ltd., Series 2017-2A, Class A1R3, 5.68% (3 mo. Term SOFR + 1.40%), 07/25/2037 (b)	2,000,000	2,002,000
Bain Capital Credit CLO 2020-2 Ltd., Series 2020-2A, Class ARR, 5.51% (3 mo. Term SOFR + 1.24%), 07/19/2034 (b)	1,800,000	1,801,631
Barings CLO 2022-IV Ltd., Series 2022-4A, Class A1R, 5.63% (3 mo. Term SOFR + 1.36%), 10/20/2037 (b)	2,025,000	2,026,369
Basswood Park CLO Ltd., Series 2021-1A, Class A, 5.53% (3 mo. Term SOFR + 1.26%), 04/20/2034 (b)	1,250,000	1,251,485
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1RR, 5.74% (3 mo. Term SOFR + 1.47%), 04/20/2034 (b)	2,000,000	2,002,094
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 5.69% (3 mo. Term SOFR + 1.43%), 10/15/2034 (b)	1,000,000	1,000,847
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 5.62% (3 mo. Term SOFR + 1.31%), 01/25/2038 (b)	3,000,000	3,006,000
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class A1R, 5.68% (3 mo. Term SOFR + 1.40%), 01/25/2035 (b)	2,000,000	2,006,000
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class A1, 5.64% (3 mo. Term SOFR + 1.37%), 04/20/2034 (b)	1,200,000	1,201,235
Carlyle US CLO 2024-2 Ltd., Series 2024-2A, Class A, 5.80% (3 mo. Term SOFR + 1.52%), 04/25/2037 (b)	2,000,000	2,006,642
CIFC Funding 2017-I Ltd., Series 2017-1A, Class ARR, 5.82% (3 mo. Term SOFR + 1.55%), 04/21/2037 (b)	835,000	838,058
CIFC Funding 2018-II Ltd., Series 2018-2A, Class A1R, 5.64% (3 mo. Term SOFR + 1.37%), 10/20/2037 (b)	3,000,000	3,007,263
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class A1R, 5.56% (3 mo. Term SOFR + 1.30%), 01/15/2040 (b)	800,000	800,128
CIFC Funding 2022-II Ltd., Series 2022-2A, Class A1R, 5.24% (3 mo. Term SOFR + 0.97%), 04/19/2035 (b)	800,000	796,924
Elmwood CLO 26 Ltd., Series 2024-1A, Class A1, 5.77% (3 mo. Term SOFR + 1.50%), 04/18/2037 (b)	1,850,000	1,855,269
Elmwood CLO 27 Ltd., Series 2024-3A, Class A, 5.79% (3 mo. Term SOFR + 1.52%), 04/18/2037 (b)	1,500,000	1,504,476
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, 5.61% (3 mo. Term SOFR + 1.34%), 10/20/2037 (b)	1,500,000	1,504,500
Elmwood CLO V Ltd., Series 2020-2A, Class ARR, 5.64% (3 mo. Term SOFR + 1.37%), 10/20/2037 (b)	1,500,000	1,504,345
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, 5.62% (3 mo. Term SOFR + 1.36%), 10/15/2037 (b)	900,000	899,489
Flatiron CLO 25 Ltd., Series 2024-2A, Class A, 5.63% (3 mo. Term SOFR + 1.35%), 10/17/2037 (b)	3,000,000	2,998,287
Generate CLO 17 Ltd., Series 2024-17A, Class A1, 5.67% (3 mo. Term SOFR + 1.40%), 10/22/2037 (b)	3,000,000	3,007,245
Goldentree Loan Management US CLO 22 Ltd., Series 2024-22A, Class A, 5.60% (3 mo. Term SOFR + 1.33%), 10/20/2037 (b)	3,000,000	2,995,227
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class AR2, 5.24% (3 mo. Term SOFR + 0.97%), 04/20/2035 (b)	1,250,000	1,244,700
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, 5.65% (3 mo. Term SOFR + 1.38%), 04/20/2034 (b)	900,000	900,961
KKR CLO 47 Ltd., Series 2024-47A, Class A, 5.70% (3 mo. Term SOFR + 1.37%), 01/15/2038 (b)	4,000,000	4,011,016
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, 6.13% (3 mo. Term SOFR + 1.85%), 07/17/2036 (b)	2,000,000	2,004,010
Madison Park Funding LXVII Ltd., Series 2024-67A, Class A1, 5.79% (3 mo. Term SOFR + 1.51%), 04/25/2037 (b)	1,300,000	1,304,206
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, 5.62% (3 mo. Term SOFR + 1.36%), 07/16/2037 (b)	3,000,000	3,005,838
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class A1RR, 5.63% (3 mo. Term SOFR + 1.37%), 10/16/2037 (b)	2,000,000	1,997,848
Magnetite XL Ltd., Series 2024-40A, Class A1, 5.71% (3 mo. Term SOFR + 1.45%), 07/15/2037 (b)	2,000,000	2,004,486
Magnetite XLIV Ltd., Series 2024-44A, Class A1, 5.61% (3 mo. Term SOFR + 1.35%), 10/15/2037 (b)	2,000,000	2,002,500
Magnetite XXXVII Ltd., Series 2023-37A, Class A, 5.92% (3 mo. Term SOFR + 1.65%), 10/20/2036 (b)	2,500,000	2,505,278
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1R, 5.80% (3 mo. Term SOFR + 1.53%), 04/20/2038 (b)	1,250,000	1,253,722
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class AR, 5.33% (3 mo. Term SOFR + 1.05%), 07/17/2036 (b)	900,000	899,379
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class A1, 5.59% (3 mo. Term SOFR + 1.29%), 01/23/2039 (b)	2,000,000	2,000,504
OCP CLO 2017-13 Ltd., Series 2017-13A, Class AR2, 5.61% (3 mo. Term SOFR + 1.34%), 11/26/2037 (b)	2,060,000	2,063,863
OCP CLO 2019-17 Ltd., Series 2019-17A, Class AR2, 5.67% (3 mo. Term SOFR + 1.40%), 07/20/2037 (b)	3,000,000	3,006,273
OCP CLO 2021-22 Ltd., Series 2021-22A, Class AR, 5.62% (3 mo. Term SOFR + 1.35%), 10/20/2037 (b)	3,000,000	3,001,554
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class A1R2, 5.69% (3 mo. Term SOFR + 1.42%), 07/18/2037 (b)	2,000,000	2,004,286
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class A1R2, 5.62% (3 mo. Term SOFR + 1.36%), 01/15/2038 (b)	2,950,000	2,956,638
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 5.66% (3 mo. Term SOFR + 1.39%), 01/18/2036 (b)	800,000	800,760
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 5.62% (3 mo. Term SOFR + 1.35%), 10/18/2037 (b)	3,000,000	3,015,000
OHA Credit Partners XVI Ltd., Series 2021-16A, Class AR, 5.62% (3 mo. Term SOFR + 1.35%), 10/18/2037 (b)	4,225,000	4,222,630
Palmer Square CLO 2019-1 Ltd., Series 2019-1A, Class A1R, 5.72% (3 mo. Term SOFR + 1.41%), 11/14/2034 (b)	1,500,000	1,501,716
Palmer Square CLO 2024-2 Ltd., Series 2024-2A, Class A1, 5.67% (3 mo. Term SOFR + 1.40%), 07/20/2037 (b)	3,000,000	3,003,030
Palmer Square CLO 2024-3 Ltd., Series 2024-3A, Class A, 5.62% (3 mo. Term SOFR + 1.35%), 07/20/2037 (b)	1,500,000	1,501,516
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, 5.63% (3 mo. Term SOFR + 1.32%), 01/25/2038 (b)	4,000,000	4,008,004
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, 5.42% (3 mo. Term SOFR + 1.16%), 04/15/2038 (b)	1,500,000	1,500,000
Rockland Park CLO Ltd., Series 2021-1A, Class A, 5.65% (3 mo. Term SOFR + 1.38%), 04/20/2034 (b)	1,200,000	1,202,552
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.62% (3 mo. Term SOFR + 1.36%), 10/15/2039 (b)	1,500,000	1,501,008
Sixth Street CLO 27 Ltd., Series 2024-27A, Class A, 5.70% (3 mo. Term SOFR + 1.34%), 01/17/2038 (b)	1,000,000	1,000,985
Sixth Street CLO XXV Ltd., Series 2024-25A, Class A, 5.76% (3 mo. Term SOFR + 1.48%), 07/24/2037 (b)	3,000,000	3,009,216
TICP CLO XI Ltd., Series 2018-11A, Class AR, 5.81% (3 mo. Term SOFR + 1.53%), 04/25/2037 (b)	3,000,000	3,006,003
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2037 (b)	1,200,000	1,202,456
		122,836,849

Jersey – 18.9%
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, 5.64% (3 mo. Term SOFR + 1.37%), 10/20/2037 (b)	2,650,000	2,656,625
Apidos CLO XL Ltd., Series 2022-40A, Class AR, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2037 (b)	2,500,000	2,504,520
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 5.72% (3 mo. Term SOFR + 1.44%), 07/25/2037 (b)	3,000,000	3,004,101
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 6.01% (3 mo. Term SOFR + 1.75%), 10/15/2036 (b)	2,000,000	2,005,766
Bain Capital Credit CLO 2022-4 Ltd., Series 2022-4A, Class A1R, 5.64% (3 mo. Term SOFR + 1.38%), 10/16/2037(b)	2,000,000	2,009,276
Bain Capital Credit CLO 2024-2 Ltd., Series 2024-2A, Class A1, 5.78% (3 mo. Term SOFR + 1.52%), 07/15/2037 (b)	3,000,000	3,001,641
Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class AR, 5.62% (3 mo. Term SOFR + 1.35%), 10/20/2037 (b)	3,000,000	3,002,106
Birch Grove CLO 8 Ltd., Series 2024-8A, Class A1, 5.90% (3 mo. Term SOFR + 1.63%), 04/20/2037 (b)	1,140,000	1,145,700
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.63% (3 mo. Term SOFR + 1.36%), 10/21/2037 (b)	2,000,000	2,004,220
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, 5.61% (3 mo. Term SOFR + 1.34%), 04/22/2035 (b)	1,250,000	1,252,636
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.63% (3 mo. Term SOFR + 1.35%), 10/24/2038 (b)	2,000,000	1,998,844
OCP CLO 2024-36 Ltd., Series 2024-36A, Class A1, 5.62% (3 mo. Term SOFR + 1.36%), 10/16/2037 (b)	2,200,000	2,215,459
Palmer Square CLO 2022-3 Ltd., Series 2022-3A, Class A1R, 5.62% (3 mo. Term SOFR + 1.35%), 07/20/2037 (b)	3,000,000	2,998,389
Symphony CLO 35 Ltd., Series 2022-35A, Class AR, 5.98% (3 mo. Term SOFR + 1.70%), 10/24/2036 (b)	850,000	851,190
		30,650,473

United States - 0.6%
Clover CLO 2020-1 Ltd., Series 2020-1A, Class A1RR, 5.65% (3 mo. Term SOFR + 1.39%), 07/15/2037 (b)	1,000,000	1,002,746
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $155,821,060)		155,743,117

TOTAL INVESTMENTS - 96.2% (Cost $155,821,060)		155,743,117
Money Market Deposit Account - 1.0% (d)		1,670,180
Other Assets in Excess of Liabilities - 2.8%		4,465,981
TOTAL NET ASSETS - 100.0%		$161,879,278
two		–%
Percentages are stated as a percent of net assets. SOFR – Secured Overnight Financing Rate		–%

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2025
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $155,743,117 or 96.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2025 was 4.11%.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Eldridge Structured Credit Adviser, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value: Assets
Collateralized Loan Obligations	$–	$155,743,117	$–	$155,743,117
Total Investments	$–	$155,743,117	$–	$155,743,117

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended May 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.